Other Expense, Net (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Other Expense, Net Details [Abstract]
Interest Income	$ 12.5	$ 16.1	$ 51.7
Interest Expense	(84.7)	(118.0)	(151.5)
Gain (Loss) on Investments, Net	1.2	(3.1)	(5.6)
Other Items, Net	(29.3)	(16.7)	4.0
Other Expense, Net	(100.3)	(121.7)	(101.4)
Impairment of investments included above		3.6	6.1
Losses on extinguishment of debt included above	17	15
Fees associated with short-term financing commitments	$ 8